19. RELATED-PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Relatedparty Balances And Transactions Tables Abstract
Proposed dividends
Companies	Proposed
Dividends
Vicunha Aços	439,913
Rio Iaco Participações S.A.	37,640
Total at 12/31/2018	477,553
Total at 12/31/2017	-

Transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties, by transaction - assets and liabilities

						Consolidated
	Current		Non-current		Total
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017

Assets
Trade receivables(note 6)	93,317	115,388			93,317	115,388
Dividends receivable (Note 8)	46,171	41,528			46,171	41,528
Actuarial asset (note 8)			99,894	111,281	99,894	111,281
Financial investments/ investments	92,332	53			92,332	53
Loans (note 8)	2,675	2,441	706,605	554,694	709,280	557,135
Other receivables (note 8)	3,649	3,577	218,840	30,770	222,489	34,347
	238,144	162,987	1,025,339	696,745	1,263,483	859,732
Liabilities
Other payables (Note 14)
Accounts payable	29,286	799	96,629		125,915	799
Provision for consumption and services	6,213	2,298			6,213	2,298
Trade payables	135,801	134,974			135,801	134,974
Actuarial liabilities			7,982	41,937	7,982	41,937
	171,300	138,071	104,611	41,937	275,911	180,008

Transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties, by transaction - statement of income

	12/31/2018	12/31/2017	12/31/2016
P&L
Revenues
Sales	1,278,751	880,145	878,992
Interest (note 25)	64,888	61,549	60,964
Expenses
Purchases	(1,418,282)	(1,176,930)	(1,099,851)
Interest (note 25)	(16,092)		(3,185)
Foreing exchange and monetary variations, net	13,611		(18,398)
	(77,124)	(235,236)	(181,478)

Transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties, by company - assets and liabilities
	Assets			Liabilities
	Current	Non-current	Total	Current	Non-current	Total

Joint-venture and Joint-operation
Itá Energética S.A.				2,550		2,550
MRS Logística S.A.	46,243		46,243	101,264	96,629.00	197,893
CBSI - Companhia Brasileira de Serviços e Infraestrutura	3		3	37,362		37,362
Transnordestina Logística S.A (1)	1,611	925,445	927,056	13,652		13,652
	47,857	925,445	973,302	154,828	96,629	251,457
Other related parties
CBS Previdência		99,894	99,894		7,982	7,982
Banco Fibra (2)	92,334		92,334
Usiminas
Panatlântica (3)	53,027		53,027	15,643		15,643
Ibis Participações e Serviços
Other related parties	2,092		2,092	829		829
	147,453	99,894	247,347	16,472	7,982	24,454
Associates
Arvedi Metalfer do Brasil S.A.	42,834		42,834
Total at 12/31/2018	238,144	1,025,339	1,263,483	171,300	104,611	275,911
Total at 12/31/2017	162,987	696,745	859,732	138,071	41,937	180,008

Transactions with subsidiaries, joint ventures, associates, exclusive funds and other related parties, by company - statement of income

	Sales	Purchases	Finance income(expenses), net	Exchange rate variations, net	Total

Joint ventures and Joint Operation
MRS Logística S,A,		(1,111,695)	(16,092)		(1,127,787)
CBSI - Companhia Brasileira de Serviços e Infraestrutura	47	(180,332)			(180,285)
Transnordestina Logística S.A. (1)	367	(15,667)	50,003		34,703
	414	(1,307,694)	33,911		(1,273,369)
Other related parties
Banco Fibra (2)			14,651	13,611	28,262
Usiminas		(382)			(382)
Panatlântica (3)	1,174,984	(94,515)			1,080,469
Ibis Participações e Serviços		(4,501)			(4,501)
Other related parties	2,745	(11,190)			(8,445)
	1,177,729	(110,588)	14,651	13,611	1,095,403
Associates
Arvedi Metalfer do Brasil S,A,	100,608		234		100,842

Discontinued Operation
Cia Metalic Nordeste
Total	1,278,751	(1,418,282)	48,796	13,611	(77,124)

				12/31/2017
	Sales	Purchases	Finance income(expenses), net	Total

Joint ventures and Joint Operation
Itá Energética S.A		(32,275)		(32,275)
MRS Logística S.A.		(934,279)		(934,279)
CBSI - Companhia Brasileira de Serviços e Infraestrutura	55	(150,758)		(150,703)
Transnordestina Logística S.A. (1)	2,549	(7,916)	53,261	47,894
	2,604	(1,125,228)	53,261	(1,069,363)
Other related parties
Fundação CSN	13	(1,118)		(1,105)
Banco Fibra (2)			6,290	6,290
Usiminas		(427)		(427)
Panatlântica (3)	872,047	(43,949)		828,098
Ibis Participações e Serviços		(5,915)		(5,915)
Other related parties	2,821	(293)		2,528
	874,881	(51,702)	6,290	829,469
Associates
Arvedi Metalfer do Brasil S,A,	2,660		1,998	4,658

Discontinued Operation
Cia Metalic Nordeste
Total	880,145	(1,176,930)	61,549	(235,236)

Key management personnel compensation

	12/31/2018	12/31/2017	12/31/2016
	P&L
Short-term benefits for employees and officers	32,848	39,721	71,852
Post-employment benefits	105	110	306
	32,953	39,831	72,158